12. THIRD PARTY BORROWINGS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Short Term Bank Loans Weighted Average Interest Rate	6.76%	7.07%
Short-term bank loans, Maturities	November 2015 to March 2016
Short-term bank loans	$ 98,142	$ 155,342
Long-term bank loans, Weighted Average Interest Rate	6.77%	6.77%
Long-term bank loans, Maturities	August 2016
Long-term borrowings	$ 16,357	$ 17,159
Long-term borrowings, current portion	3,271	2,451
Long-term borrowings, non current	$ 13,086	$ 14,708